Note 14 - Income Taxes (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months	Three months
	ended	ended
	June 30, 2019	June 30, 2018
Current income tax expense (recovery)	$462	$(1,257)
Deferred income tax expense (recovery)	(2,756)	5,940
Provision for (recovery of) income taxes	$(2,294)	$4,683